UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ------------------------------------
Address:  120 South LaSalle Street, Suite 1320
          ------------------------------------
          Chicago, IL 60603
          ------------------------------------

13F File Number:  28-4021
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen F. Kendall
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3997
        ---------------------------------------------------

Signature, Place, and Date of Signing:

   /s/Stephen F. Kendall         Chicago, IL            November 14, 2012
   ---------------------     -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     71
                                            ---------------------
Form 13F Information Table Value Total:     233,441
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF               VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER                  CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED  NONE
-----------------------------  --------   ---------  --------  -------  ---  ----  ----------   --------    ------   ------  -----
ACTUATE CORP                    COM       00508B102    1,877   267,000   SH           SOLE                  267,000
ANIXTER INTL INC                COM       035290105    2,586    45,000   SH           SOLE                   45,000
ASBURY AUTOMOTIVE GROUP INC     COM       043436104    3,319   118,757   SH           SOLE                  118,757
ASCENA RETAIL GROUP INC         COM       04351G101    3,471   161,800   SH           SOLE                  161,800
ASPEN INSURANCE HOLDINGS LTD    SHS       G05384105    2,432    79,773   SH           SOLE                   79,773
AVERY DENNISON CORP             COM       053611109    3,236   101,700   SH           SOLE                  101,700
BBCN BANCORP INC                COM       073295107    3,219   255,300   SH           SOLE                  255,300
BENCHMARK ELECTRS INC           COM       08160H101    3,661   239,739   SH           SOLE                  239,739
BERKSHIRE HILLS BANCORP INC     COM       084680107    3,146   137,512   SH           SOLE                  137,512
BIG LOTS INC                    COM       089302103    2,494    84,300   SH           SOLE                   84,300
BRISTOW GROUP INC               COM       110394103    4,433    87,700   SH           SOLE                   87,700
BROOKLINE BANCORP INC DEL       COM       11373M107    3,219   365,000   SH           SOLE                  365,000
BRUNSWICK CORP                  COM       117043109    2,335   103,200   SH           SOLE                  103,200
CBIZ INC                        COM       124805102    3,110   516,575   SH           SOLE                  516,575
CRA INTL INC                    COM       12618T105    3,286   190,169   SH           SOLE                  190,169
CENTRAL GARDEN & PET CO         COM       153527106    1,345   113,100   SH           SOLE                  113,100
COLUMBUS MCKINNON CORP N Y      COM       199333105    2,671   176,750   SH           SOLE                  176,750
COVANCE INC                     COM       222816100    2,806    60,100   SH           SOLE                   60,100
DREW INDS INC                 COM NEW     26168L205    4,450   147,300   SH           SOLE                  147,300
DUFF & PHELPS CORP NEW          CL A      26433B107    3,726   273,800   SH           SOLE                  273,800
ENPRO INDS INC                  COM       29355X107    2,665    74,000   SH           SOLE                   74,000
EPL OIL & GAS INC               COM       26883D108    3,892   191,800   SH           SOLE                  191,800
FAIRCHILD SEMICONDUCTOR INTL    COM       303726103    4,503   343,200   SH           SOLE                  343,200
FIRST FINL BANCORP OH           COM       320209109    3,343   197,700   SH           SOLE                  197,700
FIRST MIDWEST BANCORP DEL       COM       320867104    3,800   302,800   SH           SOLE                  302,800
G & K SVCS INC                  CL A      361268105    4,011   128,100   SH           SOLE                  128,100
GP STRATEGIES CORP              COM       36225V104    5,686   294,326   SH           SOLE                  294,326
GENERAL CABLE CORP DEL NEW      COM       369300108    2,662    90,600   SH           SOLE                   90,600
GILDAN ACTIVEWEAR INC           COM       375916103    4,369   137,900   SH           SOLE                  137,900




                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF               VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER                  CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED  NONE
-----------------------------  --------   ---------  --------  -------  ---  ----  ----------   --------    ------   ------  -----
GROUP 1 AUTOMOTIVE INC          COM       398905109    2,216    36,800   SH           SOLE                   36,800
HANOVER INS GROUP INC           COM       410867105    4,017   107,800   SH           SOLE                  107,800
HEALTH MGMT ASSOC INC NEW       CL A      421933102    3,664   436,700   SH           SOLE                  436,700
HURON CONSULTING GROUP INC      COM       447462102    4,864   139,700   SH           SOLE                  139,700
INTEGRATED SILICON SOLUTION     COM       45812P107    3,006   324,600   SH           SOLE                  324,600
JOS A BANK CLOTHIERS INC        COM       480838101    1,902    39,234   SH           SOLE                   39,234
LA Z BOY INC                    COM       505336107    3,103   212,100   SH           SOLE                  212,100
MANPOWERGROUP INC               COM       56418H100    3,360    91,300   SH           SOLE                   91,300
MCGRATH RENTCORP                COM       580589109    4,673   179,100   SH           SOLE                  179,100
MERITOR INC                     COM       59001K100      774   182,627   SH           SOLE                  182,627
MONOTYPE IMAGING HOLDINGS IN    COM       61022P100    4,287   275,000   SH           SOLE                  275,000
NTELOS HLDGS CORP             COM NEW     67020Q305    1,707    98,250   SH           SOLE                   98,250
NV ENERGY INC                   COM       67073Y106    3,561   197,700   SH           SOLE                  197,700
NEUSTAR INC                     CL A      64126X201    4,459   111,400   SH           SOLE                  111,400
PARK STERLING CORP              COM       70086Y105    2,660   538,400   SH           SOLE                  538,400
PLANTRONICS INC NEW             COM       727493108    2,936    83,100   SH           SOLE                   83,100
QUAKER CHEM CORP                COM       747316107    3,426    73,400   SH           SOLE                   73,400
RADISYS CORP                    COM       750459109    1,418   393,800   SH           SOLE                  393,800
REINSURANCE GROUP AMER INC    COM NEW     759351604    4,684    80,947   SH           SOLE                   80,947
ROGERS CORP                     COM       775133101    2,792    65,900   SH           SOLE                   65,900
RUDOLPH TECHNOLOGIES INC        COM       781270103    2,221   211,500   SH           SOLE                  211,500
SANMINA SCI CORP              COM NEW     800907206    1,775   209,100   SH           SOLE                  209,100
SCHULMAN A INC                  COM       808194104    3,552   149,100   SH           SOLE                  149,100
SIGNET JEWELERS LIMITED         SHS       G81276100    3,559    73,000   SH           SOLE                   73,000
SIRONA DENTAL SYSTEMS INC       COM       82966C103    3,970    69,700   SH           SOLE                   69,700
SMITH A O                       COM       831865209    1,876    32,600   SH           SOLE                   32,600
STERLING FINL CORP WASH       COM NEW     859319303    3,757   168,700   SH           SOLE                  168,700
SWIFT TRANSN CO                 CL A      87074U101    2,689   312,000   SH           SOLE                  312,000
SYMETRA FINL CORP               COM       87151Q106    3,738   303,900   SH           SOLE                  303,900
SYMMETRY MED INC                COM       871546206    4,857   491,085   SH           SOLE                  491,085




                                                 FORM 13F INFORMATION TABLE
                                                 --------------------------
            COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
                               TITLE OF               VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
NAME OF ISSUER                  CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS     SOLE    SHARED  NONE
-----------------------------  --------   ---------  --------  -------  ---  ----  ----------   --------    ------   ------  -----
TELEFLEX INC                    COM       879369106    4,634    67,320   SH           SOLE                   67,320
TETRA TECHNOLOGIES INC DEL      COM       88162F105    1,558   257,600   SH           SOLE                  257,600
TRIMAS CORP                   COM NEW     896215209    4,595   190,600   SH           SOLE                  190,600
TRIUMPH GROUP INC NEW           COM       896818101    4,915    78,600   SH           SOLE                   78,600
UNITED RENTALS INC              COM       911363109    3,215    98,300   SH           SOLE                   98,300
VALASSIS COMMUNICATIONS INC     COM       918866104    2,765   112,000   SH           SOLE                  112,000
VALIDUS HOLDINGS LTD          COM SHS     G9319H102    3,333    98,300   SH           SOLE                   98,300
VIRTUSA CORP                    COM       92827P102    4,750   267,316   SH           SOLE                  267,316
WATTS WATER TECHNOLOGIES INC    CL A      942749102    3,189    84,300   SH           SOLE                   84,300
WESCO AIRCRAFT HLDGS INC        COM       950814103    2,104   154,000   SH           SOLE                  154,000
WINNEBAGO INDS INC              COM       974637100    4,007   317,300   SH           SOLE                  317,300
ZEBRA TECHNOLOGIES CORP         CL A      989207105    3,120    83,100   SH           SOLE                   83,100
TOTAL                                                233,441